Fair Value Measurements (Narrative) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Notional amount	$ 2,500,000,000
Fair value of interest rate swaps	$ 53,300,000	$ 76,900,000